UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106
(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Commercial Services – 1.7%
34,600	Dun & Bradstreet Corp.	$ 3,182,508

Consumer Durables – 0.8%
19,800	Black & Decker Corp.	1,436,292

Consumer Non-Durables – 4.0%
15,900	Altria Group, Inc.	1,205,538
15,100	PepsiCo, Inc.	1,029,669
28,100	Procter & Gamble Co.	1,853,195
97,300	The Pepsi Bottling Group, Inc.	3,390,905

		7,479,307

Consumer Services – 2.4%
54,000	Meredith Corp.	2,537,460
63,500	The Walt Disney Co.	1,900,555

		4,438,015

Distribution Services – 1.8%
42,600	W.W. Grainger, Inc.	3,389,682

Electronic Technology – 18.1%
13,300	Apple Computer, Inc.*	1,800,288
191,700	Applied Materials, Inc.	3,435,264
49,000	Boeing Co.	4,075,820
278,300	Cisco Systems, Inc.*	6,818,350
23,000	Hewlett-Packard Co.	1,006,250
66,500	Intel Corp.	1,409,800
102,900	Juniper Networks, Inc.*	2,793,735
63,700	KLA-Tencor Corp.	2,661,386
32,000	L-3 Communications Holdings, Inc.	3,546,560
39,500	Lam Research Corp.*	1,516,405
21,700	Lockheed Martin Corp.	2,341,864
39,400	Rockwell Collins, Inc.	2,490,080

		33,895,802

Energy Minerals – 3.4%
55,700	Exxon Mobil Corp.	4,812,480
42,500	Frontier Oil Corp.	1,498,975

		6,311,455

Finance – 4.6%
35,000	American Express Co.	1,726,200
30,600	Franklin Resources, Inc.	3,189,438
39,200	U.S. Bancorp.	1,330,840
71,100	Wells Fargo & Co.	2,418,111

		8,664,589

Health Services – 8.7%
54,400	Aetna, Inc.	2,897,344
35,700	CIGNA Corp.	1,755,012
51,500	IMS Health, Inc.	1,230,335
72,800	Medco Health Solutions, Inc.*	3,645,824
55,700	Stericycle, Inc.*	3,300,782
43,800	WellPoint, Inc.*	3,425,160

		16,254,457

Health Technology – 14.7%
14,600	Allergan, Inc.	980,974
29,000	Applera Corp. - Applied Biosystems Group	914,370
41,200	Becton, Dickinson & Co.	3,565,036
63,900	Eli Lilly & Co.	3,292,128
14,000	Forest Laboratories, Inc.*	556,780
86,200	Gilead Sciences, Inc.*	3,938,478
75,500	Johnson & Johnson	4,776,130
39,300	Merck & Co., Inc.	1,818,804
31,600	Pall Corp.	1,165,724

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
137,100	Schering-Plough Corp.	$ 2,683,047
47,000	Stryker Corp.	3,147,590
19,000	Wyeth	756,200

		27,595,261

Industrial Services – 5.4%
54,600	Global Industries, Ltd.*	964,236
41,100	Schlumberger Ltd.	3,101,406
15,000	The Shaw Group, Inc.*	847,500
14,971	Transocean, Inc.*	1,835,445
102,700	Waste Management, Inc.	3,331,588

		10,080,175

Process Industries – 4.5%
78,000	E. I. du Pont de Nemours and Co.	3,524,040
35,700	Monsanto Co.	4,014,108
32,600	Pactiv Corp.*	932,686

		8,470,834

Producer Manufacturing – 9.1%
25,900	Danaher Corp.	1,928,255
116,600	General Electric Co.	4,128,806
56,100	Honeywell International, Inc.	3,313,827
66,900	Illinois Tool Works, Inc.	3,371,760
59,400	United Technologies Corp.	4,360,554

		17,103,202

Retail Trade – 2.9%
39,100	Amazon.com, Inc.*	3,038,070
82,100	Big Lots, Inc.*	1,425,256
24,700	Nordstrom, Inc.	960,830

		5,424,156

Technology Services – 16.2%
40,400	Adobe Systems, Inc.*	1,411,172
23,200	Autodesk, Inc.*	954,680
26,400	FactSet Research Systems, Inc.	1,476,552
36,200	Fair Isaac Corp.	923,100
6,700	Google, Inc.*	3,780,810
32,700	International Business Machines Corp.	3,510,018
306,300	Microsoft Corp.	9,985,380
258,200	Oracle Corp.*	5,306,010
88,700	VeriSign, Inc.*	3,008,704

		30,356,426

TOTAL COMMON STOCKS
		$184,082,161

Exchange Traded Fund – 1.0%
34,500	iShares Russell 1000 Growth Index Fund	$ 1,931,310

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.8%
State Street Bank & Trust Co.
$ 1,438,000	2.280%	02/01/08	$ 1,438,000
Maturity Value: $1,438,091

TOTAL INVESTMENTS – 100.1%			$187,451,471
Liabilities in Excess of Other Assets – (0.1)%			(263,044)

Net Assets – 100.0%			$187,188,427

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on January 31, 2008. This agreement was fully collateralized by $1,370,000 U.S. Treasury Bill, 4.250%, due 08/15/15 with a market value of $1,467,649.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$175,899,601
Gross unrealized gain	21,645,292
Gross unrealized loss	(10,093,422)
Net unrealized security gain	$11,551,870

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Commercial Services – 0.3%
10,000	R.R. Donnelley & Sons Co.	$ 348,900

Communications – 6.6%
96,000	AT&T, Inc.	3,695,040
13,300	CenturyTel, Inc.	490,903
54,000	Citizens Communications Co.	619,380
77,000	Qwest Communications International, Inc.	452,760
61,000	Verizon Communications, Inc.	2,369,240

		7,627,323

Consumer Durables – 0.8%
12,500	Eastman Kodak Co.	249,125
10,500	Hasbro, Inc.	272,685
16,500	Mattel, Inc.	346,665

		868,475

Consumer Non-Durables – 7.5%
14,250	Altria Group, Inc.	1,080,435
16,000	Coca-Cola Enterprises, Inc.	369,120
17,500	General Mills, Inc.	955,675
51,500	Procter & Gamble Co.	3,396,425
27,000	Reynolds American, Inc.	1,709,910
7,000	The Coca-Cola Co.	414,190
20,000	The Pepsi Bottling Group, Inc.	697,000

		8,622,755

Consumer Services – 3.2%
11,250	Cablevision Systems Corp.*	264,150
60,000	CBS Corp. Class B	1,511,400
15,500	International Speedway Corp.	634,570
9,500	Liberty Global, Inc.*	383,895
2,950	Liberty Media Corp. - Capital*	317,479
39,500	Time Warner, Inc.	621,730

		3,733,224

Electronic Technology – 4.8%
16,250	Cadence Design Systems, Inc.*	164,938
14,000	General Dynamics Corp.	1,182,440
26,000	Hewlett-Packard Co.	1,137,500
96,000	Integrated Device Technology, Inc.*	715,200
14,250	Juniper Networks, Inc.*	386,887
7,250	Lockheed Martin Corp.	782,420
4,500	Northrop Grumman Corp.	357,120
28,000	Seagate Technology	567,560
18,000	Xerox Corp.	277,200

		5,571,265

Energy Minerals – 13.9%
4,250	Apache Corp.	405,620
40,500	ChevronTexaco Corp.	3,422,250
19,250	ConocoPhillips	1,546,160
12,000	Devon Energy Corp.	1,019,760
89,000	Exxon Mobil Corp.	7,689,600
8,000	Frontier Oil Corp.	282,160
3,250	Hess Corp.	295,197
16,000	Occidental Petroleum Corp.	1,085,920
4,600	Valero Energy Corp.	272,274

		16,018,941

Finance – 28.2%
27,500	American International Group, Inc.	1,516,900
20,000	Aon Corp.	870,400
64,500	Arthur J. Gallagher & Co.	1,638,945
6,500	Assurant, Inc.	421,785
81,500	Bank of America Corp.	3,614,525
17,500	Bank of New York Mellon Corp.	816,025

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
66,000	Citigroup, Inc.	$ 1,862,520
8,000	CNA Financial Corp.	271,920
18,350	Discover Financial Services	321,125
5,400	Fannie Mae	182,844
4,250	Franklin Resources, Inc.	442,978
48,500	JPMorgan Chase & Co.	2,306,175
14,500	Lehman Brothers Holdings, Inc.	930,465
15,000	Lincoln National Corp.	815,400
7,000	Loews Corp.	326,830
17,999	Marshall & Ilsley Corp.	502,172
6,500	Merrill Lynch & Co., Inc.	366,600
22,000	MetLife, Inc.	1,297,340
21,500	Morgan Stanley & Co., Inc.	1,062,745
21,000	Nationwide Financial Services, Inc.	927,570
16,500	PNC Financial Services Group, Inc.	1,082,730
4,000	Prudential Financial, Inc.	337,480
43,000	Regions Financial Corp.	1,085,320
5,500	Reinsurance Group of America, Inc.	318,835
5,000	Safeco Corp.	266,850
5,500	State Street Corp.	451,660
3,000	The Bear Stearns Cos., Inc.	270,900
9,500	The Chubb Corp.	492,005
3,300	The Hartford Financial Services Group, Inc.	266,541
11,000	The Progressive Corp.	204,160
27,500	The Travelers Cos., Inc.	1,322,750
5,000	Torchmark Corp.	305,300
14,500	Trustmark Corp.	333,645
34,000	U.S. Bancorp.	1,154,300
15,500	Unum Group	350,610
7,800	Wachovia Corp.	303,654
80,000	Wells Fargo & Co.	2,720,800
13,000	Zions Bancorp.	711,620

		32,474,424

Health Services – 1.8%
5,800	Aetna, Inc.	308,908
22,000	IMS Health, Inc.	525,580
16,250	WellPoint, Inc.*	1,270,750

		2,105,238

Health Technology – 8.7%
16,000	Applera Corp. - Applied Biosystems Group	504,480
7,000	Biogen Idec, Inc.*	426,650
26,500	Eli Lilly & Co.	1,365,280
4,500	Invitrogen Corp.*	385,515
38,000	Johnson & Johnson	2,403,880
34,000	King Pharmaceuticals, Inc.*	356,660
158,000	Pfizer, Inc.	3,695,620
21,000	Wyeth	835,800

		9,973,885

Industrial Services – 1.1%
16,250	Patterson-UTI Energy, Inc.	318,175
27,500	Waste Management, Inc.	892,100

		1,210,275

Non-Energy Minerals – 0.6%
11,000	Nucor Corp.	635,800

Process Industries – 4.1%
4,250	Air Products & Chemicals, Inc.	382,585
43,000	Domtar Corp.*	347,010
15,500	E. I. du Pont de Nemours and Co.	700,290
10,200	International Paper Co.	328,950
12,000	Lubrizol Corp.	631,320
3,600	Praxair, Inc.	291,276

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Process Industries – (continued)
11,200	Sealed Air Corp.	$ 292,880
19,500	Sigma-Aldrich Corp.	968,370
11,250	Sonoco Products Co.	347,175
12,000	The Dow Chemical Co.	463,920

		4,753,776

Producer Manufacturing – 7.5%
5,250	Deere & Co.	460,740
6,750	Eaton Corp.	558,630
122,000	General Electric Co.	4,320,020
7,250	Honeywell International, Inc.	428,257
15,000	Illinois Tool Works, Inc.	756,000
9,750	Ingersoll-Rand Co. Ltd.	385,320
5,200	ITT Corp.	309,036
10,500	Parker Hannifin Corp.	709,905
3,750	SPX Corp.	377,250
6,900	Tyco International Ltd.	271,584

		8,576,742

Technology Services – 4.0%
27,500	BMC Software, Inc.*	881,100
81,000	CA, Inc.	1,784,430
24,750	Computer Sciences Corp.*	1,047,420
61,000	Compuware Corp.*	518,500
12,300	Electronic Data Systems Corp.	247,230
6,833	Metavante Technologies, Inc.*	151,351

		4,630,031

Utilities – 3.7%
17,000	CenterPoint Energy, Inc.	272,170
33,000	Duke Energy Corp.	615,780
16,750	Edison International	873,680
12,500	FirstEnergy Corp.	890,250
8,500	PG&E Corp.	348,840
7,000	Progress Energy, Inc.	316,190
16,750	The Southern Co.	608,863
13,500	Xcel Energy, Inc.	280,665

		4,206,438

TOTAL COMMON STOCKS
		$111,357,492

Shares	Description	Value
Exchange Traded Fund – 3.0%
45,000	iShares Russell 1000 Value Index Fund	$ 3,458,700

TOTAL INVESTMENTS – 99.8%		$114,816,192
Other Assets in Excess of Liabilities – 0.2%		212,850

Net Assets – 100.0%		$115,029,042

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. * Non-income producing security.

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$111,560,937
Gross unrealized gain	13,279,595
Gross unrealized loss	(10,024,340)
Net unrealized security gain	$3,255,255

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Commercial Services – 5.1%
18,900	Dun & Bradstreet Corp.	$ 1,738,422
24,540	Equifax, Inc.	910,188
30,085	Harte-Hanks, Inc.	481,962
35,600	SEI Investments Co.	986,120

		4,116,692

Communications – 3.2%
49,800	American Tower Corp.*	1,868,994
64,800	Citizens Communications Co.	743,256

		2,612,250

Consumer Durables – 1.6%
27,500	Mattel, Inc.	577,775
14,600	The Stanley Works	749,856

		1,327,631

Consumer Non-Durables – 2.7%
10,680	Church & Dwight Co., Inc.	568,390
30,600	UST, Inc.	1,589,976

		2,158,366

Consumer Services – 4.4%
17,410	Choice Hotels International, Inc.	581,494
30,100	Meredith Corp.	1,414,399
85,400	Regal Entertainment Group	1,583,316

		3,579,209

Electronic Technology – 17.4%
13,390	Harris Corp.	732,299
94,500	Integrated Device Technology, Inc.*	704,025
64,600	Juniper Networks, Inc.*	1,753,890
36,900	KLA-Tencor Corp.	1,541,682
13,046	L-3 Communications Holdings, Inc.	1,445,888
38,200	Lam Research Corp.*	1,466,498
14,800	MEMC Electronic Materials, Inc.*	1,057,608
24,190	Microchip Technology, Inc.	771,903
10,500	Precision Castparts Corp.	1,194,900
24,465	Rockwell Collins, Inc.	1,546,188
24,700	Synopsys, Inc.*	543,894
58,000	Xilinx, Inc.	1,268,460

		14,027,235

Energy Minerals – 3.5%
18,600	CONSOL Energy, Inc.	1,357,800
18,200	Frontier Oil Corp.	641,914
11,500	Noble Energy, Inc.	834,670

		2,834,384

Finance – 6.9%
32,700	Arthur J. Gallagher & Co.	830,907
34,295	Eaton Vance Corp.	1,278,175
21,928	Federated Investors, Inc. Class B	933,475
37,300	Philadelphia Consolidated Holding Corp.*	1,335,340
23,400	T. Rowe Price Group, Inc.	1,183,806

		5,561,703

Health Services – 9.2%
9,580	Cerner Corp.*	501,992
22,800	CIGNA Corp.	1,120,848
8,365	Coventry Health Care, Inc.*	473,292
5,380	Humana, Inc.*	432,014
71,040	IMS Health, Inc.	1,697,145
5,700	Laboratory Corporation of America Holdings*	421,116

Shares	Description	Value
Common Stocks – (continued)
Health Services – (continued)
4,320	Quest Diagnostics, Inc.	$ 213,062
35,492	Stericycle, Inc.*	2,103,256
5,289	WellPoint, Inc.*	413,600

		7,376,325

Health Technology – 12.0%
14,440	Allergan, Inc.	970,224
14,300	Applera Corp. - Applied Biosystems Group	450,879
8,080	C. R. Bard, Inc.	780,286
11,400	Cephalon, Inc.*	748,182
34,900	DENTSPLY International, Inc.	1,441,719
28,800	Forest Laboratories, Inc.*	1,145,376
24,240	IDEXX Laboratories, Inc.*	1,366,409
17,168	Invitrogen Corp.*	1,470,782
11,800	Kinetic Concepts, Inc.*	587,404
18,000	Pall Corp.	664,020

		9,625,281

Industrial Services – 7.8%
12,100	Dresser-Rand Group, Inc.*	383,570
6,400	Foster Wheeler Ltd.*	438,208
18,386	Jacobs Engineering Group, Inc.*	1,405,426
9,100	National-Oilwell Varco, Inc.*	548,093
14,100	Noble Corp.	617,157
31,000	Quanta Services, Inc.*	679,520
59,100	Republic Services, Inc.	1,773,000
7,000	The Shaw Group, Inc.*	395,500

		6,240,474

Process Industries – 5.5%
55,600	Crown Holdings, Inc.*	1,363,312
18,015	Pactiv Corp.*	515,409
24,200	PPG Industries, Inc.	1,599,378
19,036	Sigma-Aldrich Corp.	945,328

		4,423,427

Producer Manufacturing – 5.6%
19,200	AGCO Corp.*	1,156,224
13,000	Cummins, Inc.	627,640
10,378	ITT Corp.	616,765
24,950	Parker Hannifin Corp.	1,686,869
7,600	Terex Corp.*	446,576

		4,534,074

Retail Trade – 3.5%
25,700	Dollar Tree Stores, Inc.*	719,857
43,900	Liberty Media Corp. Interactive*	698,449
18,560	Nordstrom, Inc.	721,984
21,500	The TJX Cos., Inc.	678,540

		2,818,830

Technology Services – 11.3%
41,075	Adobe Systems, Inc.*	1,434,750
40,600	Autodesk, Inc.*	1,670,690
27,800	CA, Inc.	612,434
14,890	Fair Isaac Corp.	379,695
20,100	Hewitt Associates, Inc.*	747,117
34,000	McAfee, Inc.*	1,144,440
45,160	Paychex, Inc.	1,477,635
47,555	VeriSign, Inc.*	1,613,065

		9,079,826

TOTAL COMMON STOCKS
		$ 80,315,707

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

TOTAL INVESTMENTS – 99.7%	$80,315,707
Other Assets in Excess of Liabilities – 0.3%	204,735

Net Assets – 100.0%	$80,520,442

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$75,367,775
Gross unrealized gain	11,154,931
Gross unrealized loss	(6,206,999)
Net unrealized security gain	$4,947,932

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Australian Dollar – 3.7%
11,000	BHP Billiton Ltd. (Metals & Mining)	$ 368,827
8,623	CSL Ltd. (Biotechnology)	269,944
12,821	Macquarie Group Ltd. (Capital Markets)	746,862
82,226	Macquarie Infrastructure Group (Transportation Infrastructure)	226,543
11,644	National Australia Bank Ltd. (Commercial Banks)	367,612
34,241	QBE Insurance Group Ltd. (Insurance)	869,015
24,300	Zinifex Ltd. (Metals & Mining)	230,043

		3,078,846

Brazilian Real – 2.5%
21,200	Companhia Vale do Rio Doce ADR (Metals & Mining)	635,576
5,600	Gerdau SA ADR (Metals & Mining)	145,320
9,300	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	1,033,602
2,000	Unibanco - Uniao de Bancos Brasileiros SA GDR (Commercial Banks)	261,600

		2,076,098

British Pound Sterling – 26.2%
27,793	3i Group PLC (Capital Markets)	520,547
6,975	Anglo American PLC (Metals & Mining)	385,410
13,900	Antofagasta PLC (Metals & Mining)	182,580
20,600	Associated British Foods PLC (Food Products)	357,277
5,100	AstraZeneca PLC (Pharmaceuticals)	214,184
51,998	Aviva PLC (Insurance)	652,338
135,615	BAE Systems PLC (Aerospace & Defense)	1,263,345
62,861	Barclays PLC (Commercial Banks)	593,386
19,047	BHP Billiton PLC (Metals & Mining)	575,973
16,200	BP PLC (Oil, Gas & Consumable Fuels)	172,660
25,266	British American Tobacco PLC (Tobacco)	905,094
22,900	British Energy Group PLC (Electric Utilities)	238,143
16,080	Capita Group PLC (Commercial Services & Supplies)	210,784
35,100	GlaxoSmithKline PLC (Pharmaceuticals)	831,887
40,100	HBOS PLC (Commercial Banks)	558,756
43,000	Home Retail Group (Internet & Catalog Retail)	243,717
21,060	ICAP PLC (Capital Markets)	285,124
56,093	International Power PLC (Independent Power Producers & Energy Traders)	447,834
4,300	Kazakhmys PLC (Metals & Mining)	104,830
114,936	Man Group PLC (Capital Markets)	1,265,451
26,800	Marston’s PLC (Beverages)	146,736
17,890	Punch Taverns PLC (Hotels Restaurant & Leisure)	250,553
14,167	Reckitt Benckiser Group PLC (Household Products)	742,067
15,900	Rio Tinto PLC (Metals & Mining)	1,591,940
88,572	Royal Bank of Scotland Group PLC (Commercial Banks)	682,845
31,641	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	1,131,676

Shares	Description	Value
Common Stocks – (continued)
British Pound Sterling – (continued)
26,235	Royal Dutch Shell PLC Class A Shares (Oil, Gas & Consumable Fuels)	$ 940,560
24,778	Standard Chartered PLC (Commercial Banks)	830,891
55,961	Tesco PLC (Food & Staples Retailing)	467,809
26,115	Unilever PLC (Food Products)	860,851
790,858	Vodafone Group PLC (Wireless Telecommunication Services)	2,766,628
22,062	Xstrata PLC (Metals & Mining)	1,698,620

		22,120,496

Canadian Dollar – 1.6%
3,500	Canadian Imperial Bank of Commerce (Commercial Banks)	255,341
4,700	HudBay Minerals, Inc.* (Metals & Mining)	86,459
1,200	Inmet Mining Corp. (Metals & Mining)	88,179
10	Nexen, Inc. (Oil, Gas & Consumable Fuels)	286
5,100	Onex Corp. (Diversified Financial Services)	153,348
5,700	Petro-Canada (Oil, Gas & Consumable Fuels)	259,042
5,800	Royal Bank of Canada (Commercial Banks)	292,585
4,408	Sun Life Financial, Inc. (Insurance)	217,974
71	Telus Corp. (Diversified Telecommunication Services)	2,984

		1,356,198

Danish Krone – 0.3%
2,150	Carlsberg A/S Class B (Beverages)	226,788

EURO – 35.3%
Austria – 0.4%
5,600	Voestalpine AG (Metals & Mining)	345,326

Belgium – 0.4%
14,300	Fortis (Diversified Financial Services)	319,847

Czech Republic – 0.2%
3,156	CEZ A/S (Electric Utilities)	215,719

Finland – 2.7%
52,980	Nokia Oyj (Communications Equipment)	1,950,849
24,500	Stora Enso Oyj Class R (Paper and Forest Products)	340,639

		2,291,488

France – 10.3%
8,900	Air France-KLM (Airlines)	248,291
6,100	BNP Paribas SA (Commercial Banks)	605,084
5,000	Compagnie Generale des Etablissements Michelin Class B (Auto Components)	482,537
17,237	Credit Agricole SA (Commercial Banks)	530,439
10,734	Essilor International SA (Heatlh Care Equipment & Supplies)	622,136
4,530	L’Oreal SA (Personal Products)	558,752
4,800	Lagardere S.C.A. (Media)	352,653
6,100	Renault SA (Automobiles)	696,232
8,900	Sanofi-Aventis (Pharmaceuticals)	725,776

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
4,515	Societe Generale (Commercial Banks)	$ 567,140
11,106	Suez SA (Multi-Utilities)	680,284
5,466	Technip SA (Energy Equipment & Services)	353,049
22,264	Total SA (Oil, Gas & Consumable Fuels)	1,620,337
7,847	Veolia Environnement (Multi-Utilities)	645,448

		8,688,158

Germany – 12.4%
4,600	Allianz AG (Insurance)	819,869
6,800	BASF AG (Chemicals)	885,638
16,645	Bayer AG (Chemicals)	1,365,708
4,900	Deutsche Bank AG (Capital Markets)	551,528
8,262	Deutsche Boerse AG (Diversified Financial Services)	1,445,658
22,400	Deutsche Lufthansa AG (Airlines)	537,036
23,400	Deutsche Telekom AG (Diversified Telecommunication Services)	479,319
7,949	E.ON AG (Electric Utilities)	1,463,861
3,400	MunichRe AG (Insurance)	610,859
327	Porsche AG (Automobiles)	587,000
4,750	RWE AG (Multi-Utilities)	583,091
8,605	Siemens AG (Industrial Conglomerates)	1,109,193

		10,438,760

Italy – 2.3%
7,692	Assicurazioni Generali SpA (Insurance)	327,562
6,900	Buzzi Unicem SPA (Construction Materials)	163,271
25,800	ENI SPA (Oil, Gas & Consumable Fuels)	834,177
16,972	Fiat SPA (Automobiles)	398,566
5,500	Fondiaria-Sai SpA (Insurance)	226,667

		1,950,243

Netherlands – 2.6%
10,871	ArcelorMittal (Metals & Mining)	716,276
13,200	Corporate Express (Commercial Services & Supplies)	76,594
24,423	ING Groep NV (Diversified Financial Services)	795,748
29,760	Koninklijke Ahold NV (Food & Staples Retailing)	389,997
6,656	Wolters Kluwer NV (Media)	190,791

		2,169,406

Norway – 0.4%
5,210	Renewable Energy Corp. AS* (Electrical Equipment)	136,175
8,550	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	225,131

		361,306

Spain – 2.7%
15,615	Banco Santander SA (Commercial Banks)	274,631
36,443	Iberdrola Renovables* (Independent Power Producers)	293,654
14,000	Repsol YPF SA (Oil, Gas & Consumable Fuels)	447,748

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
43,480	Telefonica SA (Diversified Telecommunication Services)	$ 1,271,075

		2,287,108

Sweden – 0.9%
19,100	Svenska Cellulosa AB Class B (Paper and Forest Products)	306,966
47,779	TeliaSonera AB (Diversified Telecommunication Services)	424,613

		731,579

TOTAL EURO		$29,798,940

Hong Kong Dollar – 2.0%
432,000	China Construction Bank Class H (Commercial Banks)	302,623
60,000	China Netcom Group Corp. Ltd. (Diversified Telecommunication Services)	186,285
192,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	202,012
116,000	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	604,367
31,800	Esprit Holdings Ltd. (Specialty Retail)	412,913

		1,708,200

Israeli Shekel – 0.9%
16,500	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals)	759,660

Japanese Yen – 16.5%
9,000	Aisin Seiki Co. Ltd. (Auto Components)	360,512
4,250	Canon, Inc. (Office Electronics)	180,170
11,400	Denso Corp. (Auto Components)	412,447
11	East Japan Railway Co. (Road & Rail)	91,540
14,300	Edion Corp. (Specialty Retail)	161,777
70,000	Fujitsu Ltd. (Computers & Peripherals)	457,402
8,200	Honda Motor Co. Ltd. (Automobiles)	253,575
69,000	Isuzu Motors Ltd. (Automobiles)	295,740
14,700	JFE Holdings, Inc. (Metals & Mining)	685,751
14,100	Komatsu Ltd. (Machinery)	343,747
14,500	Konica Minolta Holdings, Inc. (Office Electronics)	233,668
26,000	Mitsubishi Chemical Holdings Corp. (Chemicals)	189,275
32,200	Mitsubishi Corp. (Trading Companies & Distribution)	853,274
71,000	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	703,714
91,000	Mitsui & Co. Ltd. (Trading Companies & Distribution)	1,853,836
58,000	Mitsui Chemicals, Inc. (Chemicals)	388,133
39,000	Mitsui OSK Lines Ltd. (Marine)	478,767
17,000	NGK Insulators Ltd. (Machinery)	441,576
900	Nintendo Co. Ltd. (Software)	455,115
42,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	248,927
82,000	Nippon Steel Corp. (Metals & Mining)	498,475
98	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	466,393

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japanese Yen – (continued)
26,000	Nippon Yusen Kasushiki Kaisa (Marine)	$ 212,926
58,300	Nissan Motor Co. Ltd. (Automobiles)	544,518
2,750	ORIX Corp. (Consumer Finance)	474,890
30,000	Sharp Corp. (Household Durables)	522,556
2,200	Sony Corp. (Household Durables)	103,930
89	Sumitomo Mitsui Financial Group (Commercial Banks)	714,284
20,200	Tokyo Electric Power Co., Inc. (Electric Utilities)	523,909
61,000	Toshiba Corp. (Computers & Peripherals)	416,857
6,800	Toyota Motor Corp. (Automobiles)	368,159

		13,935,843

Korean Won – 1.0%
2,000	Honam Petrochemical Corp. (Chemicals)	189,002
2,800	Hynix Semiconductor, Inc.* (Semiconductor & Semiconductor Equipment)	78,403
1,150	Hyundai Mobis (Auto Components)	95,449
6,380	Industrial Bank of Korea (Commercial Banks)	117,408
1,900	Kookmin Bank (Commercial Banks)	124,974
211	POSCO (Metals & Mining)	114,833
245	Samsung Electronics Co. Ltd. (Semiconductor & Semiconductor Equipment)	156,089

		876,158

Mexican Peso – 0.3%
4,100	America Movil SA de CV (Wireless Telecommunication Services)	245,631

Philippine Peso – 0.3%
3,000	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	223,037

Russian Rouble – 1.1%
12,392	Gazprom ADR (Oil, Gas & Consumable Fuels)	596,055
1,400	LUKOIL ADR (Oil, Gas & Consumable Fuels)	96,460
6,300	Vimpel-Communications ADR (Wireless Telecommunication Services)	216,972

		909,487

South African Rand – 0.3%
55,980	Sanlam Ltd. (Insurance)	147,555
5,900	Standard Bank Group Ltd. (Commercial Banks)	72,177

		219,732

Swiss Franc – 6.3%
47,375	ABB Ltd. (Electrical Equipment)	1,184,916
3,400	Alcon, Inc. (Heatlh Care Equipment & Supplies)	482,800
13,000	Credit Suisse Group (Capital Markets)	740,187
11,942	Julius Baer Holding AG (Capital Markets)	838,858
3,511	Nestle AG (Food Products)	1,571,857
2,280	Novartis AG (Pharmaceuticals)	115,512

Shares	Description	Value
Common Stocks – (continued)
Swiss Franc – (continued)
2,244	Roche Holding AG (Pharmaceuticals)	$ 407,446

		5,341,576

Taiwan Dollar – 0.7%
95,871	AU Optronics Corp. (Electronic Equipment & Instruments)	160,055
132,870	China Steel Corp. (Metals & Mining)	187,959
107,653	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductor & Semiconductor Equipment)	201,716
139,433	United Microelectronics Corp. (Semiconductor & Semiconductor Equipment)	75,219

		624,949

TOTAL COMMON STOCKS
		$83,501,639

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.4%
State Street Bank & Trust Co.
$ 340,000	2.280%	02/01/08	$ 340,000
Maturity Value: $ 340,022

TOTAL INVESTMENTS – 99.4%			$83,841,639
Other Assets in Excess of Liabilities – 0.6%			521,095

Net Assets – 100.0%			$84,362,734

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on January 31, 2008. This agreement was fully collateralized by $325,000 U.S. Treasury Notes, 4.250% due 08/15/15 with a market value of $348,165.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Investment Industry Classification†	As of 1/31/08

Metals & Mining	10.3
Oil, Gas & Consumable Fuels	10.0
Commercial Banks	9.3
Capital Markets	5.9
Insurance	4.6
Wireless Telecommunication Services	4.1
Automobiles	3.7
Pharmaceuticals	3.6
Chemicals	3.6
Diversified Telecommunication Services	3.4
Food Products	3.3
Trading Companies & Distribution	3.2
Diversified Financial Services	3.2
Electric Utilities	2.9
Communications Equipment	2.3
Multi-Utilities	2.3
Auto Components	1.6
Electrical Equipment	1.6
Aerospace & Defense	1.5
Health Care Equipment & Supplies	1.3
Industrial Conglomerates	1.3
Tobacco	1.1
Computers & Peripherals	1.0
Food & Staples Retailing	1.0
Household Products	0.9
Airlines	0.9
Independent Power Producers	0.9
Machinery	0.9
Marine	0.8
Paper & Forest Products	0.8
Household Durables	0.7
Personal Products	0.7
Specialty Retail	0.7
Consumer Finance	0.6
Media	0.6
Semiconductors & Semiconductor	0.6
Office Electronics	0.5
Software	0.5
Short-Term Investment	0.4
Beverages	0.4
Energy Equipment & Services	0.4
Biotechnology	0.3
Commercial Services & Supplies	0.3
Hotels Restaurant & Leisure	0.3
Internet & Catalog Retail	0.3
Transportation Infrastructure	0.3
Construction Materials	0.2
Electronic Equipment & Instruments	0.2
Road & Rail	0.1

TOTAL INVESTMENTS	99.4%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

The percentage shown for each investment category reflects the value of investments in that category as percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$78,607,590
Gross unrealized gain	10,526,380
Gross unrealized loss	(5,292,331)
Net unrealized security gain	$5,234,049

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE ASSET ALLOCATION FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares)(a) – 82.4%
Equity – 56.3%
127,637	Commerce Growth Fund – 22.6%	$ 3,258,572
113,647	Commerce Value Fund – 18.5%	2,669,575
54,257	Commerce International Equity Fund – 9.5%	1,360,214
26,606	Commerce MidCap Growth Fund – 5.7%	820,006

		8,108,367

Fixed Income – 26.1%
199,696	Commerce Bond Fund – 26.1%	3,758,273

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
		$11,866,640

Exchange Traded Funds – 18.4%
6,591	iShares Russell Midcap Value Index Fund – 6.2%	$ 886,885
5,180	iShares Lehman US Treasury Inflation Protected Securities Fund – 3.9%	567,365
5,555	iShares Russell 2000 Growth Index Fund – 2.9%	422,069
2,483	iShares MSCI Emerging Markets Index Fund – 2.3%	338,309
4,385	iShares Russell 2000 Value Index Fund – 2.1%	296,952
2,135	iShares Dow Jones US Real Estate Index Fund – 1.0%	139,416

TOTAL EXCHANGE TRADED FUNDS
		$ 2,650,996

TOTAL INVESTMENTS – 100.8%		$14,517,636
Liabilities in Excess of Other Assets – (0.8)%		(109,160)

Net Assets – 100.0%		$14,408,476

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.
(a) Represents an affiliated issuer.

COMMERCE ASSET ALLOCATION FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$15,033,906
Gross unrealized gain	361,578
Gross unrealized loss	(877,848)
Net unrealized security loss	$(516,270)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.7%
Auto(a) – 0.9%
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
$ 4,770,000	5.080%	11/25/11	$ 4,565,742

Commercial – 2.2%
Asset Securitization Corp. Series 1997-D4, Class AIE
248,777	7.525	04/14/29	249,218
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
5,893,301	6.210	10/15/35	5,922,369
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.462	03/15/31	5,777,954

			11,949,541

Credit Card – 1.6%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	5,178,208
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,626,272

			8,804,480

Equipment – 0.5%
CIT Equipment Collateral, Series 2005-VT1, Class A4
2,728,948	4.360	11/20/12	2,732,190

Home Equity – 4.4%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
4,442,875	5.407	06/25/32	4,358,108
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
267,871	8.180	12/25/29	267,030
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,843,046	3.750	09/25/33	1,716,112
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
4,048,228	3.400	03/25/33	3,704,501
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
2,254,958	8.350	03/25/25	2,247,869
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
2,129,004	8.480	09/25/30	2,122,313
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
3,928,569	4.470	07/25/18	3,878,217
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
5,874,538	6.740	07/25/29	5,543,975

			23,838,125

Manufactured Housing – 2.9%
Green Tree Financial Corp. Series 1993-4, Class A5
4,038,922	7.050	01/15/19	4,145,312
Green Tree Financial Corp. Series 1995-5, Class M1(b)
1,938,315	7.650	09/15/26	1,999,784
Green Tree Financial Corp. Series 1996-4, Class A7(b)
2,208,924	7.900	06/15/27	2,359,961
Green Tree Financial Corp. Series 1996-6, Class A6
650,384	7.950	09/15/27	702,010
Green Tree Financial Corp. Series 1997-3, Class A6
136,343	7.320	03/15/28	141,215

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1998-3, Class A5
$ 1,107,480	6.220%	03/01/30	$ 1,087,102
Green Tree Financial Corp. Series 1998-3, Class A6(b)
762,389	6.760	03/01/30	764,385
Green Tree Financial Corp. Series 1999-1, Class M2(b)
1,500,000	7.340	11/01/28	229,968
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
4,205,000	7.650	04/15/27	4,376,704
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
105,429	7.125	05/15/27	105,561

			15,912,002

Student Loans – 1.2%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005 Class A-5 (Guaranted Student Loans)(c)
3,570,000	4.910	12/15/08	3,611,591
Northstar Education Finance, Inc. Series 2005-1, Class A5
3,000,000	4.740	10/30/45	3,018,450

			6,630,041

TOTAL ASSET-BACKED SECURITIES
			$ 74,432,121

Taxable Municipal Bond Obligations – 6.3%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$ 1,295,000	4.790%	04/01/15	$ 1,308,209

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	772,750
500,000	4.790	10/01/11	514,485

			1,287,235

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	3,130,108

Illinois – 0.2%
Will County Community Consolidated School District No 30-C Troy Township Taxable GO Series 2007 (FSA)
1,100,000	5.650	10/01/18	1,143,043

Indiana – 1.1%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,855,474
2,805,000	5.650	07/15/13	2,999,639

			5,855,113

Massachusetts – 0.6%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
655,000	5.360	05/01/11	682,169
2,485,000	5.430	05/01/12	2,606,318

			3,288,487

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – 0.3%
St. Louis Package RB Series 2006 B (MBIA)
$1,560,000	5.020%	12/15/12	$ 1,614,943

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,037,870

New York – 0.8%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,125,882

Ohio – 0.6%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
3,140,000	4.600	02/15/09	3,144,019

Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.160	07/01/13	2,095,840

Oregon – 0.1%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	811,462

Rhode Island – 0.6%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.960	07/15/14	734,900
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,292,984

			3,027,884

Washington – 0.4%
Energy Northwest Washington RB Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.490	07/01/11	2,376,213

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
			$34,246,308

Commercial Mortgage Backed Securities – 0.9%
Small Business Administration Series 2006-P10B, Class 1
$4,935,371	5.681%	08/10/16	$ 5,101,953
Collaterized Mortgage Obligation – 29.2%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$3,706,837	5.500%	02/25/18	$ 3,691,867
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
5,000,000	4.111	06/25/34	4,805,202
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
4,893,889	5.680	11/25/35	4,555,511
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
$ 1,758,187	5.250%	01/25/34	1,754,571

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligation – (continued)
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
$1,936,561	5.500%	08/25/21	$ 1,983,161
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
2,712,786	5.833	12/25/35	2,752,631
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
2,199,470	5.250	09/25/19	2,164,501
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
2,296,914	4.750	12/25/18	2,295,840
FHLMC PAC Series 2103, Class TE
859,144	6.000	12/15/28	893,387
FHLMC PAC Series 2110, Class PG
4,160,922	6.000	01/15/29	4,336,904
FHLMC PAC Series 2633, Class PC
6,000,000	4.500	07/15/15	6,050,228
FHLMC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	2,008,460
FHLMC PAC Series 2644, Class BM
1,795,000	4.500	01/15/26	1,808,549
FHLMC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,085,310
FHLMC PAC Series 2791, Class KE
2,400,000	5.500	05/15/29	2,450,833
FHLMC PAC Series 2836, Class XQ
830,000	4.500	09/15/27	834,004
FHLMC PAC Series 2907, Class HC
2,600,000	5.000	06/15/27	2,663,528
FHLMC PAC Series 3259, Class EA
1,128,867	5.000	05/15/27	1,152,516
FHLMC REMIC PAC Series 1579, Class PM
906,197	6.700	09/15/23	941,959
FHLMC REMIC PAC Series 2716, Class DT
2,195,197	5.000	02/15/30	2,219,064
FHLMC REMIC Series 2840, Class JL
3,153,777	4.500	06/15/23	3,139,126
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,094,667
FHLMC REMIC TAC Series 2658, Class A
2,370,492	4.500	08/15/18	2,352,303
FHLMC Series 2391, Class Z
5,756,818	6.000	12/15/31	5,896,286
FHLMC Series 2508, Class OY
1,485,000	4.500	10/15/17	1,489,596
FHLMC Series 2524, Class WC
1,950,000	6.000	11/15/28	1,947,595
FHLMC Series 2603, Class C
2,620,000	5.500	04/15/23	2,722,161
FHLMC Series 2672, Class NH
3,400,000	4.000	09/15/18	3,297,083
FHLMC Series 2677, Class BC
800,000	4.000	09/15/18	774,800
FHLMC Series 2742, Class K
4,915,000	4.000	01/15/19	4,748,246
FHLMC Series T-58, Class 1A3
703,189	4.391	11/25/38	703,108

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligation – (continued)
FNMA FNIC PAC Series 2001-45, Class WG
$1,791,571	6.500%	09/25/31	$ 1,883,058
FNMA PAC Series 2003-1, Class PG
3,300,000	5.500	09/25/31	3,353,793
FNMA PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,105,907
FNMA PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,503,068
FNMA REMIC PAC Series 2003-14, Class AP
598,770	4.000	03/25/33	592,330
FNMA REMIC PAC Series 2003-16, Class PN
4,662,435	4.500	10/25/15	4,692,995
FNMA Series 2002-73, Class OE
3,404,000	5.000	11/25/17	3,471,717
FNMA Series 2002-82, Class XE
2,660,000	5.000	12/25/17	2,708,796
FNMA Series 2003-W6, Class 2A32
630,066	6.500	09/25/42	673,976
GNMA Series 1998-12, Class EB
1,192,291	6.500	05/20/28	1,241,615
GNMA Series 2003-88, Class AC
1,648,662	2.914	06/16/18	1,649,157
Impac CMB Trust Series 2004-4, Class 2A2
7,718,300	5.749	09/25/34	7,415,121
Impac Secured Assets Corp. Series 2004-2, Class A6
1,927,934	5.740	08/25/34	1,999,232
Master Asset Securitization Trust Series 2004-3, Class 5A1
511,617	6.250	01/25/32	522,092
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
9,176,190	6.083	11/25/21	9,308,098
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
4,764,438	4.750	04/25/33	4,745,322
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,498,199	6.000	05/25/33	3,479,942
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,507,877	5.000	05/25/18	1,512,471
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
10,021,688	5.500	12/25/21	10,067,601
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
5,126,580	5.500	06/25/20	5,172,232
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
2,092,661	5.000	06/25/18	2,106,395
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
1,193,601	5.250	01/25/20	1,184,642
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	440,816

TOTAL COLLATERIZED MORTGAGE OBLIGATION
			$158,443,373

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Mortgages – 3.4%
FNMA Series 2000-M2, Class C(b)
$2,784,240	7.138%	07/17/22	$ 2,850,125
GNMA Series 2001-12, Class B(b)
94,197	6.221	06/16/21	94,824
GNMA Series 2002-62, Class B
1,388,950	4.763	01/16/25	1,415,055
GNMA Series 2003-16, Class B
3,500,000	4.490	08/16/25	3,565,294
GNMA Series 2003-38, Class JC(b)
858,035	7.062	08/16/42	943,455
GNMA Series 2004-09, Class A
2,116,415	3.360	08/16/22	2,109,510
GNMA Series 2004-45, Class A
2,345,648	4.020	12/16/21	2,360,842
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,191,990

TOTAL COMMERCIAL MORTGAGES
			$18,531,095

Corporate Obligations – 18.5%
Aerospace/Defense – 0.3%
Lockheed Martin Corp.
$1,366,000	6.150%	09/01/36	$ 1,412,816

Beverages – 0.3%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,563,825

Cable TV – 0.4%
Comcast Corp.
1,000,000	5.850	01/15/10	1,030,340
1,500,000	4.950	06/15/16	1,418,640

			2,448,980

Computers – 0.2%
Intuit, Inc.
1,000,000	5.400	03/15/12	1,019,849

Consumer Non-Durables – 0.2%
Clorox Co.
965,000	4.200	01/15/10	968,095

Electric – 1.6%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,648,178
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,565,797
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,448,958
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,451,402
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,615,612

			8,729,947

Financial – 7.2%
American General Finance Corp.
2,870,000	3.875	10/01/09	2,858,112

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Bank of America Corp.
$ 2,700,000	6.000%	09/01/17	$ 2,811,137
Bank One Corp.(b)
1,000,000	8.530	03/01/19	1,172,301
Bear Stearns Companies, Inc.
1,250,000	4.500	10/28/10	1,217,938
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	6,822,666
General Electric Capital Corp.(b)
2,725,000	6.375	11/15/67	2,832,962
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,297,252
Lehman Brothers Holdings, Inc.
1,000,000	5.625	01/24/13	1,012,919
Merrill Lynch & Co., Inc.
3,500,000	5.450	02/05/13	3,505,442
Metropolitan Life Insurance Co.(a)
6,000,000	7.700	11/01/15	7,042,722
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,562,566
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,954,849
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	2,257,819
The Bear Stearns Companies, Inc.
1,000,000	7.250	02/01/18	999,963
Wells Fargo & Co.
2,000,000	5.625	12/11/17	2,055,354

			39,404,002

Food – 0.2%
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,015,678

Hotels Restaurant & Leisure – 0.3%
McDonald’s Corp.
1,425,000	5.300	03/15/17	1,441,339

Industrial – 0.5%
Receipts on Corporate Securities Trust NSC-1998-1
2,703,921	6.375	05/15/17	2,954,115

Multimedia – 0.9%
AOL Time Warner
3,170,000	6.750	04/15/11	3,307,191
The McGraw-Hill Companies, Inc.
1,500,000	5.375	11/15/12	1,528,203

			4,835,394

Oil & Gas – 0.8%
Apache Corp.
1,250,000	7.375	08/15/47	1,455,208
Tosco Corp.
2,095,000	8.125	02/15/30	2,674,724

			4,129,932

Real Estate – 1.0%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,211,421

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – (continued)
ProLogis
$ 2,030,000	5.250%	11/15/10	$ 2,037,651
Simon Property Group LP
2,000,000	5.375	06/01/11	1,981,990

			5,231,062

Retail – 0.2%
Target Corp.
1,000,000	5.125	01/15/13	1,031,826

Sovereign Agency – 0.4%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,000,991

Telecommunications – 0.4%
AT&T, Inc.
2,380,000	4.950	01/15/13	2,436,794

Utilities – 1.0%
GTE Corp.
5,310,000	6.840	04/15/18	5,714,696

Yankee – 2.6%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	817,201
955,000	5.250	12/15/15	950,888
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,187,978
Deutsche Telekom International Finance BV
1,335,000	8.000	06/15/10	1,439,470
France Telecom SA
1,286,000	7.750	03/01/11	1,400,495
Swiss Bank Corp.
7,335,000	7.375	06/15/17	8,398,003

			14,194,035

TOTAL CORPORATE OBLIGATIONS
			$100,533,376

Foreign Debt Obligation – 1.1%
Sovereign – 1.1%
Egypt Agency for International Development
$5,700,000	4.450%	09/15/15	$ 5,950,344

Mortgage-Backed Pass-Through Obligations – 2.4%
FHLMC
$ 115,548	6.000%	12/01/13	$ 119,568
189,840	8.500	02/01/19	204,637
2,495,406	4.500	12/01/19	2,494,337
208,517	8.500	03/01/21	227,113
1,218,645	7.000	05/01/26	1,299,657
131,606	7.000	10/01/30	140,302
158,697	7.500	12/01/30	171,918
279,556	7.500	01/01/31	302,845
618,161	7.000	08/01/31	657,977
5,989,721	5.000	05/01/33	5,973,347
4,859,334	5.500	06/01/33	4,928,633
1,648,190	4.710 (b)	05/01/34	1,666,048
4,147,142	5.259 (b)	01/01/36	4,360,995

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA
$ 114,496	5.500%		01/01/09	$ 114,936
115,583	7.000		07/01/09	118,122
40,390	6.500		02/01/12	42,452
170,838	6.000		12/01/13	175,549
92,244	6.500		07/01/14	96,767
147,580	9.000		11/01/21	160,558
82,598	6.500		08/01/24	86,649
114,187	6.500		09/01/24	119,787
119,734	9.000		02/01/25	131,808
41,285	6.500		03/01/26	43,309
90,017	8.000		07/01/28	98,105
253,344	6.500		10/01/28	265,139
155,378	6.808	(b)	12/01/28	158,263
60,570	6.500		01/01/29	63,390
152,291	6.000		07/01/29	157,340
131,217	7.500		09/01/29	142,132
145,784	7.000		03/01/31	155,814
60,967	7.500		03/01/31	65,938
351,968	7.000		11/01/31	375,923
650,210	7.000		01/01/32	694,462
2,272,797	6.000		12/01/32	2,338,943
4,319,771	5.000		02/01/33	4,309,348
739,281	5.264	(b)	02/01/33	773,465
7,728,503	5.500		03/01/33	7,845,100
2,780,907	5.000		07/01/33	2,774,198
9,439,198	4.500		08/01/33	9,184,255
3,068,715	5.000		02/01/34	3,059,584
1,310,120	5.060	(b)	10/01/34	1,332,882
3,380,053	5.102	(b)	02/01/35	3,431,865
GNMA
317,612	8.000		02/15/22	347,781
146,293	7.500		08/20/25	157,476
618,991	7.500		07/20/26	666,304
942,848	6.500		04/15/31	985,581
1,072,191	6.500		05/15/31	1,120,786
3,004,900	5.500		04/15/33	3,067,693

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
				$ 67,209,081

U.S. Government Agency Obligations – 8.5%
FFCB
$ 11,135,000	4.500%		05/06/14	$ 11,644,337
2,860,000	5.190		04/22/21	3,045,051
FHLB
2,270,000	5.575		02/17/09	2,338,304
1,800,000	4.875		11/27/13	1,920,812
1,915,000	5.375		08/15/24	2,056,260
2,650,000	7.125		02/15/30	3,486,597
FHLMC
11,000,000	5.500	(a)	07/15/11	11,877,008
2,500,000	6.250		07/15/32	3,010,223

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA
$ 1,300,000	5.080%	06/24/18	$ 1,300,761
Tennessee Valley Authority
1,981,000	6.750	11/01/25	2,486,254
1,000,000	7.125	05/01/30	1,330,218
1,480,000	5.880	04/01/36	1,735,004

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
			$46,230,829

U.S. Treasury Obligations – 4.9%
United States Treasury Bonds
$ 2,000,000	5.500%	08/15/28	$ 2,305,156
7,765,000	6.250	05/15/30	9,859,127
United States Treasury Notes
4,000,000	4.250	11/15/14	4,250,312
9,965,000	4.000	02/15/15	10,419,653

TOTAL U.S. TREASURY OBLIGATIONS
			$26,834,248

Repurchase Agreement(d) – 1.8%
State Street Bank & Trust Co.
$ 10,030,000	2.280%	02/01/08	$ 10,030,000
Maturity Value: $10,030,635

TOTAL INVESTMENTS – 100.7%			$547,542,728
Liabilities in Excess of Other Assets – (0.7)%			(3,958,851)

Net Assets – 100.0%			$543,583,877

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $35,486,346, which represents approximately 6.6% of net assets as of January 31, 2008.
(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2008.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on January 31, 2008. This agreement was fully collateralized by $9,550,000 U.S. Treasury Bill 4.250%, due 08/15/15 with a market value of 10,230,695.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
PAC	— Planned Amortization Class
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$533,714,928
Gross unrealized gain	20,850,673
Gross unrealized loss	(7,022,873)
Net unrealized security gain	$13,827,800

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Security(a) – 0.6%
Home Equity – 0.6%
Lehman XS Trust Series 2005-7N, Class 1A1A
$ 541,997	3.646%	12/25/35	$ 510,973

Commercial Mortgage Backed Securities – 2.4%
Small Business Administration Series 2006-P10B, Class 1
$1,974,148	5.681%	08/10/16	$ 2,040,781

Collaterized Mortgage Obligation – 21.4%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$1,337,000	5.010%	10/25/34	$ 1,342,041
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
240,385	5.012	09/20/34	239,279
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
488,030	5.745	09/25/34	492,935
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
900,130	4.750	12/25/18	899,709
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
1,128,335	3.780	11/19/33	1,122,338
FHLMC PAC Series 023, Class PK
681,438	6.000	11/25/23	712,288
FHLMC PAC Series 159, Class H
47,223	4.500	09/15/21	47,135
FHLMC PAC Series 1614, Class MB
237,249	6.500	12/15/09	241,557
FHLMC PAC Series 2109, Class PE
600,205	6.000	12/15/28	625,643
FHLMC PAC Series 2389, Class CD
123,771	6.000	03/15/16	126,067
FHLMC PAC Series 2594, Class OR
387,477	4.250	06/15/32	385,649
FHLMC PAC Series 2626, Class KA
867,028	3.000	03/15/30	836,204
FHLMC REMIC PAC Series 041, Class F
121,706	10.000	05/15/20	129,232
FHLMC REMIC PAC Series 1673, Class H
4,948	6.000	11/15/22	4,950
FHLMC REMIC PAC Series 2022, Class PE
171,012	6.500	01/15/28	179,029
FHLMC REMIC PAC Series 2161, Class PG
19,968	6.000	04/15/28	19,966
FHLMC REMIC PAC Series 2345, Class PQ
96,223	6.500	08/15/16	101,714
FHLMC REMIC PAC Series 2439, Class LG
701,488	6.000	09/15/30	710,178
FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
201,949	0.000	04/25/24	200,346
FHLMC Series 2515, Class KA
29,792	5.000	02/15/16	29,797
FHLMC Series 2584, Class LX
307,064	5.500	12/15/13	319,063
FHLMC Series 2782, Class MC
56,327	4.500	01/15/11	56,259
FHLMC Series T-58, Class 1A3
468,792	4.391	11/25/38	468,738
FNMA PAC Series 1992-129, Class L
382,087	6.000	07/25/22	403,034

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligation – (continued)
FNMA PAC Series 2001-76, Class UC
$ 382,370	5.500%	11/25/15	$ 386,654
FNMA PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	575,628
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
87,283	0.000	10/25/22	82,926
FNMA REMIC PAC Series 1998-36, Class J
266,830	6.000	07/18/28	269,631
FNMA REMIC PAC Series 2001-71, Class MB
579,862	6.000	12/25/16	607,861
FNMA REMIC PAC Series 2003-14, Class AP
805,069	4.000	03/25/33	796,410
FNMA REMIC Series 1991-137, Class H
196,628	7.000	10/25/21	213,192
FNMA REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
56,846	0.000	06/25/22	49,530
FNMA REMIC Series 1993-140, Class J
542,853	6.650	06/25/13	550,981
FNMA REMIC Series 1993-182, Class FA(a)
51,456	3.070	09/25/23	51,030
FNMA REMIC Series 1993-183, Class K
179,384	6.500	07/25/23	184,100
FNMA Series 2003-W17, Class 1A6
100,000	5.310	08/25/33	103,191
GNMA REMIC PAC Series 2001-6, Class PM
35,330	6.500	06/16/30	35,454
GNMA Series 1998-12, Class EB
298,073	6.500	05/20/28	310,404
GNMA Series 2001-53, Class F(a)
79,444	4.309	10/20/31	79,268
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
1,132,017	3.817	04/21/34	1,131,291
Master Asset Securitization Trust Series 2003-6, Class 9A1
750,650	4.250	07/25/33	730,651
Master Asset Securitization Trust Series 2004-3, Class 5A1
243,296	6.250	01/25/32	248,277
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
585,746	5.000	05/25/18	587,530
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
85,985	6.250	12/25/23	85,836
Vendee Mortgage Trust Series 1996-2, Class 1Z
323,824	6.750	06/15/26	350,991
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
689,830	5.750	12/25/32	711,198
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
376,679	5.000	06/25/18	379,151

TOTAL COLLATERIZED MORTGAGE OBLIGATION
			$18,214,336

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Mortgages – 6.7%
FNMA Series 2000-M2, Class C(a)
$968,431	7.138%		07/17/22	$ 991,348
GNMA REMIC Series 2004-51, Class A
195,436	4.145		02/16/18	196,472
GNMA Series 2004-09, Class A
947,500	3.360		08/16/22	944,408
GNMA Series 2004-20, Class C
1,700,000	4.430		04/16/34	1,722,784
GNMA Series 2004-45, Class A
1,172,824	4.020		12/16/21	1,180,421
GNMA Series 2004-60, Class C(a)
650,000	5.240		03/16/28	674,959

TOTAL COMMERCIAL MORTGAGES
				$5,710,392

Mortgage-Backed Pass-Through Obligations – 6.8%
FHLMC
$252,665	5.500%		08/01/17	$259,302
160,633	6.000		10/01/23	165,882
1,136,297	5.665 (a)		05/01/36	1,167,569
FNMA
33,445	7.000		03/01/09	33,788
518,533	4.500		11/01/09	520,927
5,726	6.500		02/01/12	6,018
257,088	6.500		09/01/13	269,216
342,629	10.500		11/01/15	372,992
278,356	6.000		07/01/16	288,294
11,031	7.195	(a)	08/01/23	11,447
4,732	9.000		07/01/24	5,197
18,388	6.808	(a)	12/01/28	18,729
106,657	7.000		11/01/31	113,916
771,263	6.000		07/01/33	793,710
1,082,558	4.018	(a)	02/01/34	1,078,483
610,900	5.060	(a)	10/01/34	621,514
GNMA
17,508	8.000		07/15/17	19,051
609	6.125	(a)	11/20/24	621
1,193	6.125	(a)	12/20/24	1,216
21,948	6.375	(a)	04/20/26	22,427
20,467	5.625	(a)	08/20/26	20,595
26,011	6.375	(a)	01/20/28	26,548

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
				$5,817,442

U.S. Government Agency Obligations – 42.6%
FFCB
$3,000,000	5.200%		05/02/08	$3,017,265
237,000	6.890		09/13/10	260,954
250,000	7.000		09/01/15	299,489
500,000	6.125		12/29/15	570,662
FHLB
50,000	5.970		03/25/08	50,227
1,000,000	6.000		06/11/08	1,011,101
3,400,000	2.625		07/15/08	3,397,147
1,500,000	3.875		08/22/08	1,509,026
250,000	5.365		12/11/08	255,777
125,000	5.900		03/26/09	129,618
35,000	5.985		04/09/09	36,366
3,500,000	5.250		06/19/09	3,623,781
1,250,000	4.750		12/09/11	1,320,875

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC
$1,000,000	4.625%	08/15/08	$ 1,009,758
3,700,000	3.625	09/15/08	3,719,632
2,000,000	4.875	02/09/10	2,083,962
3,000,000	5.500 (c)	07/15/11	3,239,184
1,500,000	4.625	10/25/12	1,581,802
FNMA
5,500,000	7.250	01/15/10	5,971,553
1,000,000	6.000	05/15/11	1,092,065
1,000,000	6.125	03/15/12	1,109,872
Tennessee Valley Authority
900,000	6.790	05/23/12	1,019,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
			$36,310,115

U.S. Treasury Obligations – 14.7%
United States Treasury Notes
$1,000,000	4.875%	08/31/08	$1,015,078
4,000,000	4.000	06/15/09	4,101,248
1,500,000	4.125	08/15/10	1,570,547
3,000,000	4.500	11/15/10	3,181,641
2,000,000	5.125	06/30/11	2,175,312
435,000	4.500	04/30/12	466,571

TOTAL U.S. TREASURY OBLIGATIONS
			$12,510,397

Repurchase Agreement(d) – 4.5%
State Street Bank & Trust Co.
$3,860,000	2.280%	02/01/08	$3,860,000
Maturity Value: $3,860,244

TOTAL INVESTMENTS – 99.7%			$84,974,436
Other Assets in Excess of Liabilities – 0.3%			213,038

Net Assets – 100.0%			$85,187,474

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2008.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,239,184, which represents approximately 3.8% of net assets as of January 31, 2008.
(d)	Repurchase agreement was entered into on January 31, 2008. This agreement was fully collateralized by $3,680,000 U.S. Treasury Note, 4.250%, due 08/15/15 with a market value of $3,942,299.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$83,916,353
Gross unrealized gain	2,453,456
Gross unrealized loss	(1,395,373)
Net unrealized security gain	$1,058,083

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.4%
Alabama – 2.6%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (AAA/Aaa)
$ 760,000	4.700%	08/15/11	$ 769,166
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
650,000	5.500	07/01/12	722,039
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)
1,005,000	5.000	06/01/16	1,072,556
Madison AL GO Bonds (Refunding Warrants) (FSA) (AAA/Aaa)
1,160,000	5.000	04/01/19	1,278,784

			3,842,545

Alaska(a) – 0.2%
Alaska State Housing Finance Corp Revenue Bonds Series A (MBIA) (AAA/Aaa)
295,000	3.050	12/01/30	295,000

Arizona – 2.3%
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,000,000	5.250	05/15/19	1,121,200
500,000	5.250	05/15/22	550,820
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AA/Aaa)
500,000	5.750	07/01/15	579,885
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (MBIA) (AAA/Aaa)
1,070,000	5.000	08/01/27	1,110,949

			3,362,854

Arkansas – 2.0%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
1,090,000	5.480	09/01/17	1,110,405
Arkansas State Federal Highway Grant GO Bonds Series A (AA/Aa2)
325,000	5.500	08/01/10	340,135
1,000,000	5.250	08/01/11	1,067,200
Arkansas State GO Bonds Capital Appreciation College Savings Series C (AA/Aa2)(b)
540,000	0.000	06/01/12	474,990

			2,992,730

California – 1.4%
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
1,810,000	5.700	02/01/22	2,080,486

Colorado – 2.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (ETM) (NR/NR)
350,000	5.375	01/15/12	373,485
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/WR)
225,000	5.250	06/01/11	235,883

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (NR/NR)
$ 365,000	5.500%	04/01/09	$ 379,042
390,000	5.500	04/01/10	414,983
Colorado State Department of Corrections Certificates of Participation (Capital Appriciation) (AMBAC) (AAA/Aaa)(b)
100,000	0.000	03/01/10	94,710
Douglas County School District No. 1 (Douglas & Elbert Counties) GO Bonds (Capital Appreciation) Series B (NR/Aa3)(b)
550,000	0.000	12/15/13	449,565
El Paso County School District No. 11 GO Bonds (Capital Appreciation) (MBIA) (AAA/Aaa)(b)
1,000,000	0.000	12/01/12	857,650
El Paso County School District No. 20 GO Bonds (Capital Appreciation) (FSA) (NR/Aaa)(b)
720,000	0.000	12/15/14	572,083

			3,377,401

District Of Columbia – 1.3%
District of Columbia GO Bonds (Multimodal) Series A (FSA) (AAA/Aaa)(a)
200,000	2.050	06/01/15	200,000
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.750	07/01/11	600,577
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.500	10/01/17	585,785
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)
500,000	5.250	10/01/09	513,655

			1,900,017

Florida – 5.8%
Florida Municipal Loan Council Revenue Bonds Series A (MBIA) (AAA/Aaa)
1,000,000	5.000	10/01/20	1,090,270
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.500	03/01/14	1,464,011
Manatee County FL School Board (Certificates of Participation) (MBIA) (AAA/Aaa)
1,000,000	4.650	07/01/10	1,017,850
Orlando Utilities Community Systems Revenue Bonds (Refunding) (AA/Aa1)
1,500,000	5.000	10/01/22	1,611,030
St. Johns County FL School Board (Certificates of Participation) Series 2006 (St. Johns Master Lease Program) (AAA/Aaa)
1,980,000	5.000	07/01/19	2,092,563
Tallahassee FL Construction Utilities Systems Revenue Bonds (Refunding) (AMBAC) (AAA/Aaa)
1,350,000	5.000	10/01/29	1,384,438

			8,660,162

Illinois – 10.0%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.250	01/01/10	535,825

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Chicago IL GO Bonds Series A (FGIC) (AA/Aa3)(c)
$ 1,000,000	6.125%	01/01/17	$1,098,950
Chicago IL GO Bonds Series A (FGIC) (AA/Aaa)(c)
1,000,000	6.000	01/01/18	1,096,040
1,000,000	6.000	01/01/19	1,096,040
Chicago IL Wastewater Transmission Revenue Bonds (Second Lien) Series A (MBIA) (AAA/Aaa)(a)
100,000	3.800	01/01/39	100,000
Cook County IL High School District No. 214-Arlington Heights Township (Limited Tax) (MBIA) (NR/Aaa)
1,525,000	5.000	12/01/25	1,602,592
Cook County IL School District No. 039 Wilmette GO Bonds (Prerefunded) Series 2001 (NR/Aa1)(c)
175,000	5.750	12/01/13	195,671
Cook County IL School District No. 039 Wilmette GO Bonds (Unrefunded Balance) Series 2001 (NR/Aa1)
850,000	5.750	12/01/13	938,952
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.800	01/01/10	25,046
Hoffman Estates IL Park District Revenue Bonds (Debt Certificates) Series 2004 (AA-/A2)
1,000,000	5.250	12/01/23	1,059,840
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (ETM) (NR/Aaa)
670,000	5.500	05/01/12	746,628
Illinois Finance Authority Revenue Bonds (Columbia College) (MBIA) (AAA/Aaa)
2,000,000	5.250	12/01/22	2,169,140
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AAA/Aaa)
1,685,000	5.000	07/01/21	1,783,151
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa1)
650,000	5.125	04/01/19	670,319
Illinois Housing Development Authority Revenue Bonds (Muli-Family Housing) Series D (FGIC) (AA/Aaa)
910,000	4.625	07/01/23	913,067
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.700	02/01/13	256,617
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAAAaa)(b)
635,000	0.000	11/01/13	529,533

			14,817,411

Indiana – 7.9%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	667,992
615,000	5.000	11/01/16	687,343
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.000	06/01/12	925,250
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	398,163

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/Aaa)
$ 1,740,000	5.250%	07/15/16	$1,961,084
Fort Wayne IN Redevelopment Authority Lease Rental Revenue Bonds (Taxable) Series 2007 (Assured Guaranty) (NR/Aaa)
1,100,000	5.800	02/01/20	1,135,332
Frankfort IN High School Elementary School Building Corp. Revenue Bonds (First Mortgage) (FSA) (AAA/Aaa)
1,635,000	4.500	07/15/17	1,756,088
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,202,771
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.000	01/10/20	1,537,224
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (Refunding - First Mortgage) (FSA) (AAA/Aaa)
375,000	4.250	07/15/17	395,550
Noblesville IN Redevelopment Authority Revenue Bond (Lease Rental - Hamilton Twin Project B) Series 2006 (A+/NR)
1,000,000	5.000	08/01/25	1,015,200
			11,681,997
Iowa – 2.1%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.100	06/01/17	155,027
480,000	5.125	06/01/18	462,634
200,000	5.125	06/01/20	189,056
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
220,000	4.300	07/01/16	222,574
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.700	06/01/09	2,064,920

			3,094,211

Kansas – 0.6%
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	802,185
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AAA/Aaa)
150,000	5.500	08/15/11	160,544

			962,729

Kentucky – 0.7%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
560,000	3.250	08/01/13	567,605
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA+/Aa2)
460,000	5.450	05/15/08	463,979

			1,031,584

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – 2.9%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
$2,755,000	5.250%	12/01/18	$ 3,119,679
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
1,100,000	5.375	02/01/18	1,171,676

			4,291,355

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,175

Michigan – 8.9%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AA/Aa3)
150,000	4.500	05/01/30	144,675
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AA/A2)
550,000	4.000	05/01/14	565,136
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF/FGIC) (AA/Aa3)(c)
2,000,000	6.000	05/01/17	2,161,420
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)(c)
500,000	5.400	12/01/11	540,250
1,125,000	5.550	12/01/13	1,220,141
1,625,000	5.650	12/01/14	1,766,830
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (AAA/Aa1)(c)
1,650,000	6.125	11/15/26	1,779,311
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.500	11/15/10	2,648,475
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA-/Aa3)(c)
250,000	5.125	05/01/12	265,430
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA-/Aa3)(c)
875,000	5.500	05/01/14	936,128
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q-SBLF) (AAA/Aaa)
1,130,000	5.000	05/01/21	1,210,580

			13,238,376

Minnesota – 2.1%
Chaska MN Electric Revenue Bonds Series A (NR/A3)(c)
1,000,000	6.000	10/01/20	1,089,890
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.000	01/01/15	1,007,919
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
971,847	5.700	04/01/27	1,024,113

			3,121,922

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Mississippi – 0.8%
Mississippi Development Bank Special Obligation Revenue Bonds (Lowndes County Individual Development Project) Series 2007 (FSA) (AAA/Aaa)
$ 605,000	5.000%	07/01/17	$ 682,349
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AAA/Aaa)
425,000	5.650	12/01/09	442,489

			1,124,838

Missouri – 5.6%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	428,496
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.000	12/01/13	961,145
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
290,000	4.000	02/15/08	290,009
555,000	5.500	02/15/14	585,209
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,000,000	5.250	12/01/13	1,085,160
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.000	04/01/19	1,123,917
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
200,000	5.000	06/01/12	203,202
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
705,000	4.750	12/01/10	727,341
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	267,740
Springfield MO Special Obligations (College Station Garage) Series A (NR/A1)
540,000	4.500	11/01/18	564,678
530,000	4.500	11/01/19	549,440
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.500	05/01/18	1,079,510
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	494,255

			8,360,102

Montana – 0.5%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
395,000	4.350	06/01/16	395,553
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
405,000	4.350	12/01/16	405,567

			801,120

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nebraska – 0.3%
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
$ 125,000	4.300%	09/01/14	$ 125,857
180,000	4.350	03/01/15	181,314
100,000	4.350	09/01/15	100,768
105,000	4.400	09/01/16	105,272

			513,211

New Mexico – 0.4%
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (AAA/Aaa)
500,000	5.375	07/01/13	532,980
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.150	09/01/17	10,271

			543,251

New York – 4.1%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.100	01/01/21	2,092,920
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(c)
125,000	6.000	11/15/13	136,740
New York NY GO Bonds (Prerefunded) Series J (AAA/Aa3)(c)
90,000	5.250	08/01/11	92,347
New York NY GO Bonds (Unrefunded Balance) Series J (AA/Aa3)
2,495,000	5.250	08/01/11	2,557,101
New York NY GO Bonds Series G (AA/Aa3)
1,000,000	5.625	08/01/13	1,111,250
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
135,000	7.375	05/15/10	143,510

			6,133,868

North Carolina – 0.5%
Durham NC Certificates of Participation Series B (AA+/Aa2)
445,000	4.250	06/01/15	478,277
Durham Water & Sewer Utility System Revenue Bonds (Wachovia Bank N.A.) (Variable) (AAA/Aa3)(a)
300,000	2.050	12/01/15	300,000

			778,277

North Dakota – 3.2%
Fargo ND Public School District No. 1 GO Bonds Series 2008 (Limited Tax - School Building) (NR/A1)
2,300,000	5.000	05/01/23	2,389,516
North Dakota State Building Authority Revenue Bonds (Refunding) Series B (AMBAC) (AAA/Aaa)
725,000	4.250	12/01/16	762,403
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (AAA/Aa1)
550,000	4.400	07/01/16	552,535
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AAA/Aa1)
635,000	4.450	07/01/17	634,492

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota – (continued)
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)(c)
$ 400,000	6.000%	10/01/20	$ 437,576

			4,776,52

Ohio – 6.1%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AAA/NR)
1,250,000	5.000	12/01/16	1,387,200
Cuyahoga County OH GO Bonds (Sewer District Improvement) (AA+/Aa1)
165,000	5.550	12/01/20	176,944
Huron County OH Hospital Facilities Revenue Bonds (Refunding & Improvement Fisher-Titus Medical) Series 2007 (A/NR)
1,000,000	5.000	12/01/22	1,023,130
Indian Lake OH Local School District GO Bonds (Refunding & Improvement School Facilities Construction) (MBIA) (AAA/Aaa)
830,000	4.500	12/01/21	852,227
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (AA/NR)
2,885,000	5.000	06/01/12	3,017,133
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	577,346
Olentangy Local School District GO Bonds (Capital Appreciation Refunding) Series A (FSA) (AAA/Aaa)(b)
500,000	0.000	12/01/16	363,715
Sidney OH City School District GO Bonds (Capital Appreciation Refunding) (FGIC) (AA/A2)(b)
1,025,000	0.000	12/01/16	732,814
1,035,000	0.000	12/01/17	702,123
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.250	12/01/25	294,700

			9,127,332

Oklahoma(c) – 1.9%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)
2,530,000	6.200	11/01/14	2,754,462

Oregon – 3.0%
Oregon State Department of Administrative Services Lottery Revenue Bonds (Taxable Lottery Administration) (FSA) (AAA/Aaa)
250,000	5.389	04/01/08	250,658
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,190,000	4.350	07/01/18	1,200,460
1,380,000	4.400	07/01/19	1,382,539
925,000	4.450	07/01/20	924,093
Oregon State Housing & Community Services Department Mortgage Revenue Bonds Series E (NR/Aa2)
405,000	4.600	07/01/30	384,345
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series F (NR/Aa2)
300,000	4.450	07/01/22	299,355

			4,441,450

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – 0.5%
Oxford PA Area Sewer Authority Revenue Bonds (FSA) (NR/Aaa)
$ 765,000	4.500%	03/01/13	$ 779,443

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
10,000	5.000	07/01/20	10,588

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.700	12/01/12	187,542
190,000	5.750	12/01/13	197,748
205,000	5.800	12/01/14	213,354
125,000	5.900	12/01/15	130,287

			728,931

South Carolina – 1.1%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
445,000	5.000	09/01/14	492,753
Florence SC Water & Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
390,000	7.500	03/01/11	432,752
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)
700,000	5.000	04/01/16	772,919

			1,698,424

South Dakota – 0.8%
Hot Springs SD School District No 23-2 (NR/NR)
120,000	4.800	07/01/09	122,432
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
230,000	5.150	05/01/11	235,108
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aaa)
125,000	4.300	11/01/10	128,146
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
660,000	5.000	09/01/10	699,323

			1,185,009

Tennessee – 1.5%
Memphis TN GO Bonds (Refunding & General Improvement) (A/A1)
1,040,000	5.000	10/01/17	1,166,838
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)
700,000	5.500	11/01/11	770,805
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA/Aa2)
220,000	4.250	01/01/14	220,471

			2,158,114

Texas – 6.7%
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.000	08/15/20	267,943
625,000	5.000	08/15/21	665,762

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Comal TX Independent School District GO Bonds (Capital Appreciation) (Refunding) (PSF-GTD) (NR/Aaa)(b)
$1,700,000	0.000%	02/01/15	$ 1,334,857
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
375,000	5.000	07/15/12	411,382
Dallas Civic Center Revenue Bonds (Refunding & General Improvement) (MBIA) (AAA/Aaa)
1,000,000	4.875	08/15/23	1,013,100
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (AAA/Aaa)
130,000	5.750	11/01/15	138,516
Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)
500,000	5.000	02/15/14	554,765
El Campo TX Independent School District GO Bonds (PSF-GTD) (AAA/NR)
655,000	4.500	08/15/19	687,829
Harris County TX Revenue Bonds Toll Roads Subordinated Lien (Refunding) (AA+/Aa1)(c)
365,000	5.000	08/01/33	370,373
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (AAA/Aaa)
1,000,000	5.375	04/15/13	1,076,530
Lake Worth Independent School District GO Bonds (Capital Appreciation) Series B (PSF-GTD) (AAA/NR)(b)
1,000,000	0.000	02/15/15	786,860
North Harris Montgomery Community College District Revenue Bonds (Refunding) (FGIC) (AA/Aa3)
420,000	5.750	02/15/18	444,427
Pearland TX Certificates Obligations GO Bonds (AMBAC) (AAA/Aaa)
660,000	5.250	03/01/21	726,983
San Antonio TX GO Bonds (General Improvement) (AA+/Aa1)(c)
10,000	6.000	02/01/20	10,719
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (AAA/NR)
455,000	5.250	10/01/18	490,918
330,000	5.250	10/01/21	347,167
500,000	5.250	10/01/33	509,430
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
150,000	4.600	09/01/19	148,536

			9,986,097

Utah – 0.7%
Utah State Board Regents Auxiliary Systems & Student Fee Revenue Bonds for Salt Lake Community College (FSA) (AAA/Aaa)
1,000,000	5.500	06/01/16	1,080,750

Virginia – 0.8%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AA/Aa3)
1,000,000	5.250	07/15/17	1,130,900

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – 3.9%
CDP-King County III WA Lease Revenue Bonds (Refunding King Street Center Project) (MBIA) (AAA/Aaa)
$1,000,000	4.500%	06/01/22	$ 1,015,940
Clark County WA School District No. 114 Evergreen GO Bonds (FSA) (NR/Aaa)
330,000	5.375	12/01/14	362,518
Clark County WA School District No. 37 Vancouver GO Bonds (FGIC) (NR/Aaa)(b)
1,065,000	0.000	12/01/20	611,054
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A/NR)
1,000,000	5.000	12/01/24	1,028,080
Ocean Shores WA Local Improvement District Bond Anticipation Notes Series 2007-01 (NR/NR)
1,550,000	4.750	08/01/11	1,629,763
Pierce County WA GO Bonds (FGIC) (AA/Aa3)
140,000	4.375	12/01/27	134,340
Washington State Higher Education Facilities Authority Revenue Bonds (Prerefunded University Puget Sound) (A+/A1)(c)
375,000	4.750	10/01/08	380,344
Washington State Higher Education Facilities Authority Revenue Bonds (Unrefunded Balance University Puget Sound) (A+/A1)
625,000	4.750	10/01/08	633,688

			5,795,727

Wisconsin – 1.2%
Milwaukee County WI Airport Revenue Bonds (Refunding) Ser B (MBIA) (NR/Aaa)
115,000	5.000	12/01/14	124,946
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (MBIA) (NR/Aaa)
350,000	5.000	12/01/15	380,643
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/A1)
755,000	5.650	09/01/11	787,389
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/Aaa)
205,000	4.375	05/01/09	210,338
230,000	4.375	05/01/12	245,231

			1,748,547

Wyoming – 1.2%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.800	06/01/09	804,178
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.150	12/01/10	31,205
85,000	5.200	12/01/11	88,505
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	166,084
280,000	4.250	12/01/14	281,966
385,000	4.300	12/01/15	388,038

			1,759,976

TOTAL MUNICIPAL BOND OBLIGATIONS			$146,177,894

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(d) – 2.4%
State Street Bank & Trust Co.
$3,557,000	2.280%	02/01/08	$ 3,557,000
Maturity Value: $3,557,225

TOTAL INVESTMENTS – 100.8%			$149,734,894
Liabilities in Excess of Other Assets — (0.8)%			(1,178,058)

Net Assets – 100.0%			$148,556,836

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on January 31, 2008. This agreement was fully collateralized by $3,390,000 U.S. Treasury Bill, 4.250%, due 08/15/15 with a market value of $3,631,629.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
Radian	— Insured by Radian Asset Assurance
VA	— Veterans Administration
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008 , the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$144,396,966
Gross unrealized gain	5,467,441
Gross unrealized loss	(129,513)
Net unrealized security gain	$5,377,928

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.9%
Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (AAA/Aa1)(a)
$ 500,000	6.125%	11/15/09	$ 539,185
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
500,000	5.500	11/15/10	529,695

			1,068,880

Missouri – 95.8%
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)(a)
460,000	4.650	03/01/08	460,897
Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)
150,000	4.000	03/01/17	154,814
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding- St. Clair County Metrolink Project) (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/20	2,278,280
1,000,000	5.250	07/01/28	1,107,930
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
250,000	5.250	11/01/15	280,510
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)
1,000,000	5.000	03/01/18	1,099,140
1,250,000	5.000	03/01/19	1,364,087
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (AAA/Aaa)
300,000	5.500	03/01/14	338,856
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.250	03/01/17	574,625
1,000,000	5.250	03/01/21	1,100,220
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	987,176
1,000,000	5.250	06/01/13	1,079,220
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (General Improvement) (FSA) (AAA/Aaa)
40,000	5.000	05/15/09	40,312
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,058,780
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,058,780
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	791,652
900,000	5.000	03/01/15	962,820
Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	743,608
650,000	5.000	03/01/22	690,501
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	430,624
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement Series A) (AA-/A1)
230,000	4.700	10/01/10	233,443

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
$ 330,000	5.000%	08/01/11	$ 355,908
560,000	5.000	08/01/12	611,134
485,000	5.000	08/01/15	520,812
500,000	5.000	08/01/16	533,900
450,000	5.000	08/01/17	477,427
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,184,285
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.000	03/01/17	771,715
935,000	5.000	03/01/18	1,024,620
945,000	5.000	03/01/19	1,028,160
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.000	12/01/15	426,154
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.250	03/01/16	567,232
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.000	03/01/19	2,449,109
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,334,377
Jackson County MO Consolidated School District No. 002 GO Bonds (Direct Deposit Program) (MBIA) (AAA/Aaa)
1,250,000	5.000	03/01/22	1,327,500
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project Series B) (NR/Aa3)
530,000	4.500	12/01/19	557,968
555,000	4.500	12/01/20	579,209
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aaa)
500,000	5.000	12/01/20	538,760
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
300,000	5.000	10/01/08	300,591
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
2,000,000	5.500	12/01/12	2,234,260
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/Aaa)
1,000,000	5.250	12/01/15	1,096,980
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program GO Bonds (MBIA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,052,950
2,000,000	5.000	03/01/19	2,094,320
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AA/Aaa)
530,000	5.000	03/01/11	554,285
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (NR/NR)(a)
300,000	5.700	06/01/10	322,362
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)(a)
380,000	5.750	06/01/10	408,751
400,000	5.800	06/01/10	430,712

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (ETM) (AA/NR)
$ 330,000	5.350%	06/01/09	$ 343,639
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.500	02/15/12	626,358
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AAA/Aaa)
1,000,000	5.000	12/01/15	1,120,710
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aaa)
1,000,000	5.500	07/01/11	1,092,880
Kansas City MO Metropolitan Community Leasehold Jr College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aaa)
1,075,000	5.000	07/01/17	1,185,746
Kansas City MO Water Revenue Bonds Series A (AA/A1)
1,640,000	5.750	12/01/17	1,769,872
1,735,000	5.800	12/01/18	1,874,234
Kansas City MO Water Revenue Bonds Series C (FGIC) (AA/Aaa)
850,000	5.000	12/01/16	901,136
1,035,000	5.000	12/01/19	1,082,869
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
500,000	5.000	03/01/20	546,470
545,000	5.000	03/01/22	588,262
500,000	5.000	03/01/23	536,140
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.450	03/01/14	286,265
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
335,000	5.250	07/01/11	363,405
1,000,000	5.250	07/01/12	1,081,060
1,135,000	5.250	07/01/15	1,214,393
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.000	07/01/20	504,936
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,410,000	5.250	12/01/15	1,519,994
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.500	02/15/10	513,450
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.850	07/15/10	1,580,055
Missouri School Boards Association Lease Certificates of Participation for Liberty Public School District No. 53 (FSA) (AAA/Aaa)
830,000	5.250	03/01/21	912,909
700,000	5.250	03/01/22	763,777
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)
400,000	5.050	06/01/09	415,508
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project) Series A (A+/NR)(a)
700,000	5.750	04/01/09	730,142
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.000	04/01/13	324,240

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
$1,240,000	5.000%	04/01/21	$ 1,292,762
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A+/NR)
935,000	4.750	04/01/28	919,460
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Aaa)(a)
1,430,000	5.550	04/01/09	1,489,173
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
530,000	5.200	03/01/10	560,586
1,035,000	5.300	03/01/10	1,096,810
680,000	5.600	03/01/10	724,717
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.600	04/01/11	457,104
1,500,000	6.000	04/01/22	1,531,920
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.500	04/01/09	438,778
450,000	5.550	04/01/10	462,816
80,000	5.750	04/01/19	81,652
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
170,000	5.125	01/01/10	172,047
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Unrefunded Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.125	07/01/11	223,396
535,000	5.200	07/01/12	567,737
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,150,000	5.250	01/01/11	1,190,733
1,115,000	5.000	07/01/17	1,253,115
2,130,000	5.125	01/01/18	2,306,662
725,000	5.000	01/01/22	763,911
Missouri State Health & Educational Facilities Authority Revenue Bonds (Maryville University of St. Louis Project) (NR/Baa2)(a)
1,000,000	6.750	06/15/10	1,099,720
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
270,000	6.250	12/01/08	279,393
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	162,816
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.150	05/15/10	1,832,958
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)
1,000,000	5.850	01/01/10	1,065,210
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)(a)
280,000	5.000	05/15/08	285,118
35,000	5.250	05/15/08	35,664
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	521,164

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (Refunding and Improvement-Jefferson Memorial Hospital) (NR/Baa2)
$ 925,000	5.000%	08/15/08	$ 929,098
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (NR/A2)(a)
700,000	6.250	12/01/10	780,038
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,731,501
1,000,000	5.500	10/01/12	1,113,350
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.000	11/15/10	267,358
2,000,000	5.000	11/15/14	2,234,480
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	530,730
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,000,000	5.000	02/15/17	1,106,510
1,545,000	5.000	02/15/20	1,681,238
120,000	4.750	11/15/37	120,487
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)(a)
450,000	5.000	02/01/11	483,687
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
390,000	4.500	12/01/08	397,067
485,000	4.650	12/01/09	500,467
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
55,000	5.800	09/01/11	55,318
50,000	5.900	09/01/12	50,287
55,000	6.000	09/01/13	55,338
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
35,000	5.200	03/01/08	35,000
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
35,000	5.000	03/01/08	35,039
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
45,000	5.000	03/01/12	45,717
45,000	5.000	09/01/12	45,717
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
2,000,000	5.250	08/15/12	2,205,200
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	326,703
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.000	06/01/10	525,521
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.450	03/01/14	1,064,500

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
$ 515,000	5.000%	12/01/10	$ 525,949
850,000	5.125	12/01/12	864,246
Nixa MO Electric System Revenue Bonds (XLCA) (AAA/Aaa)
1,000,000	4.750	04/01/15	1,070,140
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	11/15/18	1,075,630
1,000,000	5.000	11/15/19	1,067,550
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (Refunding & Improvements) (AA+/Aa1)
625,000	4.500	03/01/15	679,756
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.000	06/01/20	3,038,271
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
1,000,000	5.000	02/01/22	1,038,770
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.900	03/01/16	777,400
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (FSA) (AAA/NR)
1,500,000	5.000	03/01/19	1,677,240
Pike County MO Certificates of Participation (NR/NR)
720,000	5.625	12/01/19	767,102
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aaa)
2,720,000	5.000	02/01/22	2,875,910
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
685,000	5.000	12/01/18	758,932
850,000	5.000	12/01/20	924,919
Platte County MO Reorganized School District No R-3 GO Bonds for School Building (FSA) (AAA/Aaa)
1,025,000	4.500	03/01/22	1,056,560
Raytown MO Sewer Revenue Bonds (NR/NR)
200,000	4.700	07/01/27	191,874
Ritenour MO Consolidated School District GO Bonds (Refunding Series A) (FGIC) (AA/Aaa)
495,000	9.500	02/01/08	495,000
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,874,084
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (AA/NR)
450,000	5.500	03/01/14	490,612
350,000	5.500	03/01/15	383,180
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.850	12/01/08	500,925
Springfield MO Public Utility Revenue Bonds (FGIC) (AA/Aaa)
1,570,000	4.750	08/01/34	1,567,645
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AAA/Aaa)
1,000,000	5.000	12/01/18	1,093,940
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/A1)
610,000	4.500	11/01/20	626,433

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
$ 645,000	4.750%	11/01/21	$ 669,420
685,000	4.750	11/01/22	704,879
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/A1)
385,000	4.750	11/01/21	399,576
405,000	4.750	11/01/22	416,753
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aaa)
2,585,000	5.000	02/15/17	2,887,135
St. Charles MO Certificates of Participation Series B (NR/A2)
200,000	5.000	05/01/09	205,758
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.250	06/01/19	377,857
735,000	5.200	06/01/24	772,897
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.400	05/15/11	306,771
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	496,262
515,000	5.000	11/15/16	519,331
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,315,000	5.000	02/01/14	1,436,019
St. Louis County MO School District No. R6 Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	02/01/13	1,062,950
St. Louis MO Airport Revenue Bonds Refunding for Lambert Series B (AMT) (FSA) (AAA/Aaa)
2,000,000	5.000	07/01/24	2,043,580
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AA+/Aaa)(a)
300,000	5.500	04/01/08	301,653
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.250	02/15/15	750,806
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(a)
900,000	5.500	02/01/12	973,098
Sullivan MO School District Building Corp. Leasehold Revenue Bonds (Radian) (AA/NR)(a)
275,000	5.250	03/01/12	302,088
Taney County MO Certificates of Participation (MBIA) (NR/Aaa)
1,095,000	4.500	04/01/17	1,164,073
Taney County MO Reorganized School District No. R-V GO Bonds (Hollister School District-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
1,100,000	5.000	03/01/18	1,176,571
1,050,000	5.000	03/01/21	1,160,596
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.000	03/01/17	1,092,960
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.375	11/01/14	407,644

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
$ 1,000,000	5.250%	03/01/13	$ 1,115,080

			144,799,804

Puerto Rico – 0.4%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
555,000	5.000	07/01/22	578,765

TOTAL MUNICIPAL BOND OBLIGATIONS			$146,447,449

Repurchase Agreement(b) – 1.2%
State Street Bank & Trust Co.
$ 1,813,000	2.280%	02/01/08	$ 1,813,000
Maturity Value: $1,813,115

TOTAL INVESTMENTS – 98.1%			$148,260,449
Other Assets in Excess of Liabilities – 1.9%			2,840,107

Net Assets – 100.0%			$151,100,556

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Repurchase agreement was entered into on January 31, 2008. This agreement was fully collateralized by $1,730,000 U.S. Treasury Note, 4.250% due 08/15/15 with a market value of $1,853,309.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. – Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$142,774,033
Gross unrealized gain	5,562,693
Gross unrealized loss	(76,277)
Net unrealized security gain	$5,486,416

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 94.9%
Illinois – 1.5%
Lake County IL School District No. 79-Fremont Series B (FSA) (NR/Aaa)
$ 1,000,000	5.000%		12/01/22	$ 1,074,440

Kansas – 88.7%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
1,000,000	4.750		08/01/17	1,053,210
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (AAA/Aaa)
1,000,000	5.250		09/01/24	1,094,280
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.000		03/01/12	437,798
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)(a)
545,000	4.600		09/01/09	565,868
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.000		12/01/13	466,633
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)(a)
310,000	4.900		12/01/11	337,069
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)
500,000	5.600		10/01/09	527,810
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.000		03/01/12	1,573,685
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.000		08/01/12	1,092,630
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.000		09/01/15	558,746
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000		04/01/13	802,286
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aaa)
1,000,000	5.000		09/01/21	1,056,350
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AA/Aaa)
500,000	6.000		10/01/16	595,505
1,770,000	5.000		10/01/18	1,916,503
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
155,000	4.500	(a)	04/01/11	164,880
375,000	5.125	(a)	04/01/11	405,983
260,000	4.500		10/01/12	274,703
625,000	5.125		10/01/16	664,875
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series B) (AMBAC) (AAA/NR)
925,000	5.000		10/01/22	965,894
975,000	5.000		10/01/23	1,012,411
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.500		09/01/17	579,405
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)
400,000	4.400		10/01/12	404,532

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
$ 735,000	5.000%	12/01/10	$ 789,743
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.000	12/01/19	292,518
Kansas State Department of Transportation Highway Revenue Bonds (ETM) (AAA/Aa2)
760,000	6.125	09/01/09	806,930
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AMBAC-TCRS-BNY) (AAA/Aaa)
290,000	5.500	09/01/10	311,837
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.500	09/01/12	336,171
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.000	09/01/10	362,532
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.250	05/01/13	1,359,535
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.000	10/01/10	534,170
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A/NR)
350,000	5.000	07/01/14	352,940
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,150,000	5.000	04/01/24	1,203,394
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.000	08/01/10	206,966
400,000	5.000	02/01/12	413,160
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.000	05/01/12	426,796
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)(a)
450,000	5.000	08/01/13	501,012
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (Unrefunded Balance) (AMBAC) (AAA/Aaa)
1,600,000	5.000	08/01/17	1,726,368
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series K) (MBIA) (AAA/Aaa)
1,000,000	5.250	11/01/22	1,101,640
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series W) (ETM) (MBIA) (AAA/Aaa)
20,000	4.000	10/01/11	21,048
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.500	04/01/12	785,603
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
600,000	5.000	06/01/13	649,548

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
$ 630,000	5.000%		06/01/14	$ 678,308
300,000	5.000		06/01/16	320,373
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA/Aa1)
1,105,000	5.000		10/01/21	1,194,604
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A1)
1,015,000	5.000		06/01/17	1,099,438
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500		05/01/17	329,185
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Aa3)(a)
350,000	5.750		07/01/09	367,297
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250		07/01/10	576,669
1,000,000	5.375		07/01/14	1,078,300
455,000	5.375		07/01/15	489,016
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)
150,000	5.000		09/01/20	161,847
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (MBIA) (AAA/Aaa)
1,650,000	5.000		09/01/17	1,830,592
Mission KS GO (Taxable -Temporary Notes Series 2) (NR/MIG1)
700,000	5.500		06/01/08	703,934
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)(a)
500,000	5.400		10/01/08	510,970
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.500		09/01/10	536,360
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
1,000,000	6.150		12/01/09	1,069,950
Overland Park KS GO Bonds (Refunding for Internal Improvement Series B) (AAA/Aaa)
995,000	4.000		09/01/17	1,042,073
Parsons KS Certificates of Participation (Taxable Series B) (AAA/NR)
300,000	5.700		10/01/17	315,516
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.500		09/01/11	666,342
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)(a)
725,000	4.850		05/01/10	766,238
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/Aaa)
500,000	4.500		09/01/22	516,490
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.500		09/01/16	250,801
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.500		09/01/16	76,731
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AA/A3)
670,000	5.250	(a)	09/01/12	743,620

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
$ 680,000	5.250%		09/01/14	$ 743,682
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
70,000	5.800		06/01/17	70,663
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.150		08/01/10	214,022
Sedgwick County KS Unified School District No. 259 GO Bonds (AA/Aa3)
500,000	5.250		09/01/10	535,720
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.500		10/01/09	525,495
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (FSA) (AAA/NR)
1,500,000	5.000		11/01/32	1,559,715
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
300,000	4.900	(a)	09/01/08	304,989
490,000	5.000		09/01/08	498,232
250,000	5.250		09/01/09	261,675
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)(a)
1,500,000	5.000		02/01/12	1,636,755
Topeka KS GO Bonds Series A (XLCA) (NR/Aaa)
100,000	4.000		08/15/16	102,481
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project Series A) (MBIA) (AAA/NR)
535,000	5.000		06/01/16	598,216
1,000,000	5.000		06/01/23	1,075,290
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project Series B) (MBIA) (AAA/Aaa)
300,000	5.000		06/01/23	322,587
475,000	5.000		06/01/24	506,987
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500		09/01/11	220,090
1,000,000	6.000	(a)	09/01/12	1,139,640
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,285,000	5.000		04/01/11	1,384,690
1,000,000	5.000		04/01/14	1,032,630
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.300		09/01/10	464,573
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.750		11/15/14	1,601,610
Wyandotte County Kansas City KS Unified Government GO Bonds (Refunding Series A) (FSA) (AAA/Aaa)
1,000,000	5.000		09/01/11	1,086,340
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.400		09/01/11	615,174
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (ETM) (FSA) (NR/Aaa)
215,000	6.375		09/01/11	243,376
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (FSA) (NR/Aaa)(a)
565,000	5.375		09/01/10	607,703

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement Series A) (FGIC) (NR/Aaa)
$1,595,000	5.000%	09/01/21	$ 1,706,873
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance Series 2000 A) (FSA) (NR/Aaa)
85,000	6.375	09/01/11	96,312
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.000	09/01/12	175,798
625,000	5.250	09/01/16	716,844
1,000,000	5.250	09/01/20	1,148,160

			65,253,943

Missouri – 1.1%
Kirkwood MO School District Educational Facilities Authority (Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B) (MBIA) (NR/Aaa)
750,000	5.000	02/15/19	806,482

Puerto Rico – 3.6%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.500	07/01/16	529,003
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA) (AAA/Aaa)
425,000	5.500	07/01/15	485,673
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (A-/Baa2)
500,000	6.250	07/01/13	564,800
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds Series G (FGIC) (AAA/Aaa)
655,000	5.250 (a)	07/01/13	738,113
345,000	5.250	07/01/21	356,609

			2,674,198

TOTAL MUNICIPAL BOND OBLIGATIONS			$69,809,063

Repurchase Agreement(b) – 3.8%
State Street Bank & Trust Co.
$2,766,000	2.280%	02/01/08	$ 2,766,000
Maturity Value: $2,766,175

TOTAL INVESTMENTS – 98.7%			$72,575,063

Other Assets in Excess of Liabilities – 1.3%			952,743

Net Assets – 100.0%			$73,527,806

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on January 31, 2008. This agreement was fully collateralized by $2,635,000 U.S. Treasury Note, 4.250% due 08/15/15 with a market value of $2,822,815.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	— Arkansas Development Finance Authority
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31,2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$70,167,226
Gross unrealized gain	2,457,654
Gross unrealized loss	(49,817)
Net unrealized security gain	$2,407,837

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Markets System are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and exchange traded funds are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date or, if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

The impact of events that occur after the publication of market quotations used by the International Equity Fund to price its securities, but before the close of regular trading on the New York Stock Exchange, will be reflected in the Fund’s next determined net asset value (“NAV”) if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination, the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions or governmental actions.

The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”), including Funds advised by the Adviser. Investments in the Underlying Funds (other than those that are exchange traded) are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

Segregation Transactions — As set forth in the prospectus, certain Funds may enter into certain derivative and other transactions; some of these transactions may be for the purpose of increasing total return. Forward foreign currency contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Subsequent Event — At a meeting held on November 7, 2007, the Board of Trustees of the Trust determined that it was in the best interests of the Asset Allocation Fund that the Fund be liquidated on or about February 29, 2008. Pursuant to this determination, the Asset Allocation Fund was liquidated on February 29, 2008.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate Certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act, are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
Vice President and Acting Chief Executive Officer

Date March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
Vice President and Acting Chief Executive Officer

Date March 28, 2008

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 28, 2008